UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     July 28, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $124,485 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2666    54405 SH       SOLE                    54405        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     3529    75500 SH       SOLE                    75500        0        0
AMERICAN INTL GROUP INC        COM              026874107     6862   118100 SH       SOLE                   118100        0        0
AMGEN INC                      COM              031162100     2080    34400 SH       SOLE                    34400        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     1168    57500 SH       SOLE                    57500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1005      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    12252   209972 SH       SOLE                   209972        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     4795   177600 SH       SOLE                   177600        0        0
COCA COLA CO                   COM              191216100      276     6620 SH       SOLE                     6620        0        0
CORNING INC                    COM              219350105     1901   114400 SH       SOLE                   114400        0        0
EXXON MOBIL CORP               COM              30231G102      276     4804 SH       SOLE                     4804        0        0
FAIR ISAAC CORP                COM              303250104     4581   125500 SH       SOLE                   125500        0        0
GENERAL ELEC CO                COM              369604103     1472    42470 SH       SOLE                    42470        0        0
JOHNSON & JOHNSON              COM              478160104    18121   278785 SH       SOLE                   278785        0        0
JPMORGAN & CHASE & CO          COM              46625H100     3900   110425 SH       SOLE                   110425        0        0
MASSEY ENERGY CORP             COM              576206106     2854    75650 SH       SOLE                    75650        0        0
MICROSOFT CORP                 COM              594918104     1589    63986 SH       SOLE                    63986        0        0
ONLINE RES CORP                COM              68273G101    14648  1295100 SH       SOLE                  1295100        0        0
PFIZER INC                     COM              717081103      866    31389 SH       SOLE                    31389        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    10014   244300 SH       SOLE                   244300        0        0
SCHLUMBERGER LTD               COM              806857108     7056    92920 SH       SOLE                    92920        0        0
ST JUDE MED INC                COM              790849103     6794   155800 SH       SOLE                   155800        0        0
SUNCOR ENERGY INC              COM              867229106     6859   144950 SH       SOLE                   144950        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108     4826   166000 SH       SOLE                   166000        0        0
TRIBUNE CO NEW                 COM              896047107     1458    41455 SH       SOLE                    41455        0        0
ZIMMER HLDGS INC               COM              98956P102     2637    34625 SH       SOLE                    34625        0        0